Note 6 - Inventories - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finished goods	$ 10,451	$ 6,328
Work-in-process	5,818	6,108
Raw materials	9,316	6,781
Provisions for obsolete inventories	(6,062)	(6,629)	$ (6,632)	$ (6,597)
Total	$ 19,523	$ 12,588